UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         June 30, 2002
                                               ---------------------------------
Check here if Amendment [ ]; Amendment Number:
                                               ------------
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GSCP (N.J.) L.P
                  --------------------------
Address:          500 Campus Dr., Suite 220
                  --------------------------
                  Florham Park, NJ 07932
                  --------------------------

Form 13F File Number: 28-  10125
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Richard T. Allorto, Jr.
                  --------------------------------------------
Title:                     Manager of Financial Reporting
                  --------------------------------------------
Phone:                     (973) 437-1013
                  --------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Richard T. Allorto, Jr.         Florham Park, NJ           8/14/02
----------------------------         ----------------           -------
[Signature]                           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                   ------------------

Form 13F Information Table Entry Total:       6
                                        -------------

Form 13F Information Table Value Total: $   544,871
                                        -------------
                                          (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE


----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
               COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7      COLUMN 8
----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
                                     TITLE OF                VALUE      SHRS OR SH/ PUT/    INVESTMENT       OTHER         VOTING
            NAME OF ISSUER             CLASS      CUSIP    (X $1000)    PRN AMT PRN CALL    DISCRETION     MANAGERS       AUTHORITY
----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
Moore Ltd                             Common    615785102    227,611   13,096,155   SH         Sole           None           Sole
----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
Westpoint Stevens, Inc.               Common    961238102     24,416    6,308,931   SH         Sole           None           Sole
----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
DT Industries Inc.                    Common    23333J108        496      141,700   SH         Sole           None           Sole
----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
Endo Pharmaceutical Holdings Inc.     Common    29264F205     67,821    9,688,782   SH    Shared - other Kelso and Co.       Sole
----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
Regal Entertainment Group              CL A     758766109    215,086    9,223,244   SH         Sole           None           Sole
----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
Alderwoods Group, Inc.                Common    014383103      9,441    1,245,552   SH         Sole           None           Sole
----------------------------------- ---------- ----------- ---------- ------------------- -------------- -------------- ------------
